Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Text Block]
29—RELATED PARTY TRANSACTIONS

The General Manager of the Company's Korean branch "EDAP-TMS Korea" is also Chairman of a Korean company named Dae You. EDAP-TMS Korea subcontracts to Dae You the service contract maintenance of our medical devices installed in Korea. The amounts invoiced by Dae You  under this contract were € 61 thousand, € 60 thousand and € 59 thousand for 2012, 2011 and 2010 respectively. . As of December 31, 2012, payables to Dae You amounted to € 44 thousand and as of December 31, 2011, our payables to them amounted to € 39 thousand.

Dae You has purchased medical devices from us, which it operates in partnership with hospitals or clinics. These purchases (‘Sales of goods’) amounted to € 371 thousand, € 768 thousand and € 315 thousand in 2012, 2011 and 2010 respectively. As of December 31, 2012, receivables (‘Net trade accounts and notes receivable’) amounted to € 350 thousand. As of December 31, 2011, receivables from Dae You amounted to € 95 thousand.